Loans - Schedule of Loans Under Normal market Conditions (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from financing activities
Proceeds from issue of share capital		€ 100,000
Gross IPO proceeds	€ 90,844,618	100,000
IPO costs	(3,591,465)
Proceeds from loans	53,577,777	59,368,855	€ 57,975,438
Repayment loans	(60,473,984)	(58,931,938)	(41,284,325)
Payment of lease liabilities	(3,430,031)	(1,748,088)
Payment of lease liabilities	(1,817,114)
Interest paid	(1,434,069)	(1,584,082)	(697,245)
Net cash provided by (used in) financing activities	75,492,846	(2,795,253)	15,993,868
Net cash provided by (used in) financing activities	77,105,764
Foreign currency effect	(2,544,404)	637,413
New leases	878,414	76,953
Interest expense, loans	1,434,069	1,584,082
Balance		42,756,005	43,252,810
Balance	119,629,848	42,756,005
Loans
Cash flow from financing activities
Proceeds from loans	53,577,777	59,368,855
Repayment loans	(60,398,873)	(58,861,016)
Interest paid	(1,236,102)	(1,357,141)
Net cash provided by (used in) financing activities		(849,303)
Net cash provided by (used in) financing activities	(8,057,198)
Foreign currency effect	(2,338,486)	433,043
Interest expense, loans	1,236,102	1,357,141
Balance		31,445,928	30,505,046
Balance	22,286,346	31,445,928
Financial liabilities due to third parties
Cash flow from financing activities
Repayment loans	(75,110)	(70,922)
Net cash provided by (used in) financing activities		(70,922)
Net cash provided by (used in) financing activities	(75,110)
Balance		851,032	921,954
Balance	775,922	851,032
Lease Liabilities
Cash flow from financing activities
Payment of lease liabilities		(1,748,088)
Payment of lease liabilities	(1,817,114)
Interest paid	(197,967)	(226,941)
Net cash provided by (used in) financing activities		(1,975,029)
Net cash provided by (used in) financing activities	(2,015,081)
Foreign currency effect	(205,918)	204,370
New leases	878,414	76,953
Interest expense, loans	197,967	226,941
Balance		10,359,045	11,825,810
Balance	9,214,427	10,359,045
Share Capital
Cash flow from financing activities
Proceeds from issue of share capital		100,000
Gross IPO proceeds	1,530,701
Net cash provided by (used in) financing activities		100,000
Net cash provided by (used in) financing activities	1,530,701
Balance		100,000
Balance	1,630,701	€ 100,000
Capital Reserve
Cash flow from financing activities
Gross IPO proceeds	89,313,917
IPO costs	(3,591,465)
Net cash provided by (used in) financing activities	85,722,452
Balance	€ 85,722,452
IFRS 16
Cash flow from financing activities
Recognition of lease liabilities on initial application of IFRS 16			11,825,810
IFRS 16 | Lease Liabilities
Cash flow from financing activities
Recognition of lease liabilities on initial application of IFRS 16			€ 11,825,810